Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (6,120,308)	$ (874,668)	$ (8,625,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	408,740	391,351	571,528
Fair value change of short-term investments	(495,265)	(2,120,241)
Loss from equity method investment			127,965
Loss on disposal of subsidiaries			5,018
Impairment of goodwill	355,570
Impairment of long-lived assets other than goodwill	217,257		813,344
Inventory write-down	191,026	42,241	518,119
Allowance for credit losses	2,168	74,190	659,569
Deferred income taxes		(1,106)	(3,861)
Loss (gain) on disposal of property, plant and equipment	955,428	(16,870)	308,003
Amortization of operating lease right-of-use assets	280,610
Non-cash lease expense	(4,595,020)	33,944	89,176
Gain on forgiveness of short-term loan		(6,265)
Changes in operating assets and liabilities:
Accounts receivable, net	128,987	(112,177)	329,042
Accounts receivable - related parties, net			306,301
Inventories, net	4,796	201,730	2,009,862
Operating lease liabilities	4,830,456	(9,382)
Operating lease liabilities – related parties	(195,231)	16,262	16,404
Due from related parties, net			(2,206)
Due to related parties	393,176		14,387
Advances to suppliers, net	30,102	(12,179)	36,322
Prepayments and other current assets, net	1,006,351	(29,363)	516,018
Accounts payable	(144,376)	(416,506)	(2,775,356)
Accounts payable - related parties	123,184		(6,703)
Interest payable		1,065,277	260,417
Interest payable - related parties		43,835
Notes payable			(1,046,257)
Taxes payable	21,855		13,797
Advances from customers		(31,366)	(42,923)
Advances from customer - related party	19,125
Deferred income tax liability	1,132
Other current liabilities	861,109	(866,962)	280,843
Net cash used in operating activities	(3,445,819)	(2,628,255)	(5,626,618)
Cash flows from investing activities
Payments to acquire property, plant and equipment		(47,086)	(121,560)
Proceeds from disposal of property, plant and equipment			233,747
Disposal of subsidiaries			83
Repayments from related parties			1,282
Cash obtained from business acquisition	171,827
Payment for business acquisition	(1,020,000)
Purchase of short-term investments	(4,372,809)	(38,743,908)
Proceeds from sale of short-term investments	3,578,206	42,146,183
Net cash (used in) provided by investing activities	(1,642,776)	3,355,189	113,552
Cash flows from financing activities
Proceeds from issuance of common shares	20,222,188		6,760,000
Purchase of noncontrolling interest	(100)	(100)
Repayments to related parties			(1,000)
Proceeds from bank overdrafts			78,162
Proceeds from short-term loans		107,829	1,046,275
Repayments of short-term loans	(1,692,988)	(746,437)	(2,073,177)
Proceeds from short-term loans - related parties		49,350	4,791,403
Repayments of short-term loans - related parties	(430,787)		(1,080,947)
Net cash provided by (used in) financing activities	18,098,313	(589,358)	9,520,716
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(247,807)	106,910	(203,577)
Net change in cash, cash equivalents and restricted cash	12,761,911	244,486	3,804,073
Cash, cash equivalents and restricted cash, beginning of the year	6,749,064	6,504,578	2,700,505
Cash, cash equivalents and restricted cash, end of the year	19,510,975	6,749,064	6,504,578
Supplemental cash flow information
Interest paid		38,362	1,118,338
Income taxes paid		146
Non-cash investing and financing activities
Accrued interest added to short-term loan – related party			126,697
Liabilities assumed in connection with purchase of property, plant and equipment		14,592	51,196
Notes payable reclassified to short-term loans		908,850	479,724
Receivables from related parties settled with payables to related parties			28,694
Receivables from common stock subscription settled with loan payables to a related party			4,240,000
Short-term loans settled by transferring an equity investment to the creditor		70,708
Cashless exercise of warrants	24,424
Right of use assets obtained in exchange for operating lease obligations	5,158,944
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	18,027,322	6,566,549	5,114,175
Restricted cash	1,483,653	182,515	1,390,403
Total cash, cash equivalents, and restricted cash	$ 19,510,975	$ 6,749,064	$ 6,504,578